STOCK OPTIONS AND WARRANTS - Transactions involving stock options issued to employees (Details 1) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended					1 Months Ended	0 Months Ended		1 Months Ended		0 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2011	Sep. 30, 2012	Oct. 14, 2013 Stock Options	Oct. 17, 2013 Stock Options	Mar. 16, 2012 Stock Options	Feb. 08, 2012 Stock Options	Dec. 06, 2011 Stock Options	Aug. 02, 2011 Stock Options	Jan. 04, 2011 Stock Options	Sep. 24, 2012 Stock Options	Jul. 11, 2011 Stock Options	Dec. 13, 2010 Stock Options	Nov. 30, 2011 Stock Options	Sep. 30, 2012 Stock Options	Jul. 02, 2013 Stock Options Incentive Stock Plan 2005	May 12, 2012 Stock Options Incentive Stock Plan 2005	Jun. 30, 2014 Stock Options Incentive Stock Plan 2005	Sep. 30, 2013 Stock Options Incentive Stock Plan 2005	Sep. 30, 2012 Stock Options Incentive Stock Plan 2005	Sep. 30, 2011 Stock Options Incentive Stock Plan 2005
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding, Beginning balalnce			125,208,825												125,208,825			121,454,192	125,208,825	120,650,000	66,900,000
Granted		15,000,000		7,377,000	3,777,780	100,000	100,000	634,825	250,000	2,000,000		50,000,000	1,500,000	5,724,000		100,000	100,000	73,280,780	2,299,367	6,558,825	53,750,000
Exercised	(25,000)										(500,000)								(5,979,000)	(500,000)
Cancelled or expired																		(5,000)	(75,000)	(1,500,000)
Outstanding, Ending balalnce			125,208,825												125,208,825			194,729,972	121,454,192	125,208,825	120,650,000
Vested																		131,132,972	118,204,825
Non-vested																		63,597,000	3,429,367
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding, Beginning balalnce								$ 0.068										$ 0.0630	$ 0.060	$ 0.060	$ 0.060
Granted				$ 0.0886	$ 0.0886											$ 0.193	$ 0.20	$ 0.1003	$ 0.181	$ 0.067	$ 0.060
Exercised	$ (0.06)																	$ 0	$ (0.042)	$ (0.08)	$ 0
Cancelled or expired																		$ (0.0885)	$ (0.060)	$ (0.08)	$ 0
Outstanding, Ending balance						$ 0.06	$ 0.07	$ 0.065	$ 0.07	$ 0.08		$ 0.0585	$ 0.07	$ 0.068				$ 0.0769	$ 0.0630	$ 0.060	$ 0.060
Vested																		$ 0.0670
Aggregate Intrinsic Value, Vested																		$ 0.0620	$ 0.136
Aggregate Intrinsic Value, Non-vested																		$ 0.0300	$ 0.055